Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 425,000
Previously Paid Amount	0.00
Total Fee Amount	36.98
Total Offset Amount	0.00
Net Fee	36.98
Narrative - Max Aggregate Offering Price	$ 425,000
Final Prospectus	true